Treasury Stock	12 Months Ended
Dec. 31, 2018
Treasury Stock.
Treasury Stock

Note 19 Treasury Stock

The following table summarizes shares held as treasury stock and their related carrying value as of December 31:

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2018	22,179	$1,042,687
2017	21,862	909,960
2016	19,314	646,047

Stock Repurchase Plan

In January 2015, TSYS announced that its Board had approved a stock repurchase plan to purchase up to 20 million shares of TSYS stock. The shares may be purchased from time to time at prices considered appropriate. There is no expiration date for the plan.

The table below summarizes these repurchases under the plan by year:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Repurchased Shares Cost
2018	2,000	$85.95	$171,898
2017	3,850	73.41	282,645
2016	500	48.57	24,287

The following table sets forth information regarding the Company's purchases of its common stock on a monthly basis during the three months ended December 31, 2018:

(in thousands, except per share data)	Total Number of Shares Purchased		Average Price Paid per Share[1]	Total Number of Cumulative shares Purchased as Part of Publicly Announced Plans or Programs[2]	Maximum Number of Shares That May yet be Purchased Under the Plans or Programs[2]
October 2018	-		$-	9,500	10,500
November 2018	740		85.77	10,240	9,760
December 2018	1,268	[1]	86.00	11,500	8,500
Total	2,008	[3]	$85.92

[1]	Includes a total of 7,681 shares (not rounded) in December withheld for payment of taxes.
[2]

In January 2015, TSYS’ Board of Directors approved a stock repurchase plan to repurchase up to 20 million shares of TSYS stock. The shares may be purchased from time to time at prices considered appropriate. There is no expiration date for the plan.

[3]	Total number of shares purchased amounts may not total due to rounding.

Treasury Shares

In 2008, the Compensation Committee approved "share withholding for taxes" for all employee nonvested awards, and also for employee stock options under specified circumstances. The dollar amount of the income tax liability from each exercise is converted into TSYS shares and withheld at the statutory minimum. The shares are added to the treasury account and TSYS remits funds to the Internal Revenue Service to settle the tax liability. During 2018 and 2017, the Company acquired 12,518 shares for approximately $1.1 million, and acquired 20,875 shares for approximately $1.6 million, respectively, as a result of share withholding for taxes.